Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and other named executive Officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compen- sation Table Total for James R. Anderson 1 ($)	Compen - sation Actually Paid to James R. Anderson 1,2,3 ($)	Summary Compen- sation Table Total for Esam Elashmawi 1 ($)	Compen- sation Actually Paid to Esam Elashmawi 1,2,3 ($)	Summary Compen- sation Table Total for Ford Tamer 1 ($)	Compen- sation Actually Paid to Ford Tamer 1,2,3 ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs (1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	TSR Percentile Rank Relative to the Russell 3000 Index 5
									TSR ($)	Peer Group TSR ($)

2024	16,287,952	(21,719,177)	13,579,214	4,114,264	69,154,980	56,448,465	10,446,083	1,955,462	306.60	294.12	61.1	27 th percentile

2023	14,379,579	22,039,109	0	0	0	0	4,523,440	5,492,714	358.76	237.57	259.1	43 rd percentile

2022	11,653,423	8,548,319	0	0	0	0	3,395,414	(392,017)	337.39	142.26	178.9	59 th percentile

2021	18,387,422	70,640,501	0	0	0	0	4,764,499	15,839,660	400.73	218.45	95.9	89 th percentile

2020	7,226,551	49,899,940	0	0	0	0	2,356,257	15,086,398	238.27	152.93	47.4	93 rd percentile

(1)
James R. Anderson, Esam Elashmawi, and Ford Tamer were our PEOs for year 2024, with James R. Anderson being the PEO from 2020 to 2024. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Sherri Luther	Sherri Luther	Sherri Luther	Sherri Luther	Sherri Luther
Esam Elashmawi	Esam Elashmawi	Esam Elashmawi	Esam Elashmawi	Mark Nelson
Stephen Douglass	Stephen Douglass	Stephen Douglass	Mark Nelson	Pravin Desale
Mark Nelson	Mark Nelson	Mark Nelson	Pravin Desale	Tracy Feanny
Tonya Stevens

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James R. Anderson ($)	Exclusion of Stock Awards for James R. Anderson ($)	Inclusion of Equity Values for James R. Anderson ($)	Compensation Actually Paid to James R. Anderson ($)

2024	16,287,952	(15,948,933)	(22,058,196)	(21,719,177)

Year	Summary Compensation Table Total for Esam Elashmawi ($)	Exclusion of Stock Awards for Esam Elashmawi ($)	Inclusion of Equity Values for Esam Elashmawi ($)	Compensation Actually Paid to Esam Elashmawi ($)

2024	13,579,214	(13,009,192)	3,544,242	4,114,264

Year	Summary Compensation Table Total for Ford Tamer ($)	Exclusion of Stock Awards for Ford Tamer ($)	Inclusion of Equity Values for Ford Tamer ($)	Compensation Actually Paid to Ford Tamer ($)

2024	69,154,980	(68,938,422)	56,231,907	56,448,465

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	10,446,083	(10,107,649)	1,617,028	1,955,462
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the f ollowin
g tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James R. Anderson ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James R. Anderson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James R. Anderson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for James R. Anderson ($)	Total - Inclusion of Equity Values for James R. Anderson ($)

2024	—	—	—	(11,372)	(22,046,824)	—	(22,058,196)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Esam Elashmawi ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Esam Elashmawi ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Esam Elashmawi ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Esam Elashmawi ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Esam Elashmawi ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Esam Elashmawi ($)	Total - Inclusion of Equity Values for Esam Elashmawi ($)

2024	5,156,612	(1,467,360)	—	(145,010)	—	—	3,544,242

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ford Tamer ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ford Tamer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ford Tamer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Ford Tamer ($)	Total- Inclusion of Equity Values for Ford Tamer ($)

2024	56,231,907	—	—	—	—	—	56,231,907

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,707,206	(639,785)	—	(180,932)	(1,269,461)	—	1,617,028
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index (“PHLX Semiconductor Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 28, 2024. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the PHLX Semiconductor, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined TSR Percentile Rank relative to the Russell 3000 Index to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2024. We present
one-year
percentile ranks in this table. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	TSR Percentile Rank relative to the Russell 3000 Index
Named Executive Officers, Footnote

2020	2021	2022	2023	2024
Sherri Luther	Sherri Luther	Sherri Luther	Sherri Luther	Sherri Luther
Esam Elashmawi	Esam Elashmawi	Esam Elashmawi	Esam Elashmawi	Mark Nelson
Stephen Douglass	Stephen Douglass	Stephen Douglass	Mark Nelson	Pravin Desale
Mark Nelson	Mark Nelson	Mark Nelson	Pravin Desale	Tracy Feanny
Tonya Stevens

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index (“PHLX Semiconductor Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 28, 2024. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the PHLX Semiconductor, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James R. Anderson ($)	Exclusion of Stock Awards for James R. Anderson ($)	Inclusion of Equity Values for James R. Anderson ($)	Compensation Actually Paid to James R. Anderson ($)

2024	16,287,952	(15,948,933)	(22,058,196)	(21,719,177)

Year	Summary Compensation Table Total for Esam Elashmawi ($)	Exclusion of Stock Awards for Esam Elashmawi ($)	Inclusion of Equity Values for Esam Elashmawi ($)	Compensation Actually Paid to Esam Elashmawi ($)

2024	13,579,214	(13,009,192)	3,544,242	4,114,264

Year	Summary Compensation Table Total for Ford Tamer ($)	Exclusion of Stock Awards for Ford Tamer ($)	Inclusion of Equity Values for Ford Tamer ($)	Compensation Actually Paid to Ford Tamer ($)

2024	69,154,980	(68,938,422)	56,231,907	56,448,465
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the f ollowin
g tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James R. Anderson ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James R. Anderson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James R. Anderson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for James R. Anderson ($)	Total - Inclusion of Equity Values for James R. Anderson ($)

2024	—	—	—	(11,372)	(22,046,824)	—	(22,058,196)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Esam Elashmawi ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Esam Elashmawi ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Esam Elashmawi ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Esam Elashmawi ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Esam Elashmawi ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Esam Elashmawi ($)	Total - Inclusion of Equity Values for Esam Elashmawi ($)

2024	5,156,612	(1,467,360)	—	(145,010)	—	—	3,544,242

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ford Tamer ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ford Tamer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ford Tamer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Ford Tamer ($)	Total- Inclusion of Equity Values for Ford Tamer ($)

2024	56,231,907	—	—	—	—	—	56,231,907

Non-PEO NEO Average Total Compensation Amount	$ 10,446,083	$ 4,523,440	$ 3,395,414	$ 4,764,499	$ 2,356,257
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,955,462	5,492,714	(392,017)	15,839,660	15,086,398
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	10,446,083	(10,107,649)	1,617,028	1,955,462

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,707,206	(639,785)	—	(180,932)	(1,269,461)	—	1,617,028

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR for the fiscal years indicated, and the PHLX Semiconductor Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our TSR Percentile Rank Relative to the Russell 3000 Index during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR for the fiscal years indicated, and the PHLX Semiconductor Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2024 to Company performance. The measures in this table are not ranked.

TSR relative to the Russell 3000 Index Non-GAAP Operating Income Revenue

Total Shareholder Return Amount	$ 306.6	358.76	337.39	400.73	238.27
Peer Group Total Shareholder Return Amount	294.12	237.57	142.26	218.45	152.93
Net Income (Loss)	$ 61,100,000	$ 259,100,000	$ 178,900,000	$ 95,900,000	$ 47,400,000
Company Selected Measure Amount	0.27	0.43	0.59	0.89	0.93
PEO Name		James R. Anderson	James R. Anderson	James R. Anderson	James R. Anderson
Measure:: 1
Pay vs Performance Disclosure
Name	TSR relative to the Russell 3000 Index
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
James R. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,287,952	$ 14,379,579	$ 11,653,423	$ 18,387,422	$ 7,226,551
PEO Actually Paid Compensation Amount	$ (21,719,177)	22,039,109	8,548,319	70,640,501	49,899,940
PEO Name	James R. Anderson
Esam Elashmawi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,579,214	0	0	0	0
PEO Actually Paid Compensation Amount	$ 4,114,264	0	0	0	0
PEO Name	Esam Elashmawi
Ford Tamer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 69,154,980	0	0	0	0
PEO Actually Paid Compensation Amount	$ 56,448,465	$ 0	$ 0	$ 0	$ 0
PEO Name	Ford Tamer
PEO | James R. Anderson [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,058,196)
PEO | James R. Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,372)
PEO | James R. Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,046,824)
PEO | James R. Anderson [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,948,933)
PEO | Esam Elashmawi [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,544,242
PEO | Esam Elashmawi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,156,612
PEO | Esam Elashmawi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,467,360)
PEO | Esam Elashmawi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,010)
PEO | Esam Elashmawi [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,009,192)
PEO | Ford Tamer [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,231,907
PEO | Ford Tamer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,231,907
PEO | Ford Tamer [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,938,422)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,617,028
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,707,206
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(639,785)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,932)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,269,461)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,107,649)